Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment consisted of the following:

	March 31, 2021	December 31, 2020

Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	48,205	43,705
Leasehold improvements	434,529	422,318
Machinery	627,640	623,190
Subtotal	1,128,787	1,107,626
Accumulated Depreciation	(161,969)	(121,219)

Property and Equipment, net	$966,818	$986,407

Depreciation and amortization expense related to property and equipment was approximately $40,000 and $13,000 (which was primarily recorded within cost of sales) for the quarters ended March 31, 2021 and 2020, respectively.

Note 4 – Property and Equipment

Property and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	-
Leasehold improvements	422,318	140,056
Machinery	623,190	241,285
Subtotal	1,107,626	399,754
Accumulated Depreciation	(121,219)	(9,909)
Property and Equipment, net	$986,407	$389,845

Depreciation and amortization expense related to property and equipment was approximately $111,000 and $5,000 (which was recorded within cost of sales) for the years ended December 31, 2020 and 2019, respectively. For the year ended December 31, 2020, depreciation expense of approximately $52,000 was recorded within cost of sales, $26,000 recorded within general and administrative expenses, $23,000 recorded within research and development, and $10,000 recorded within deferred costs.